Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000026050 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026050 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000026050 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026050 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026050 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000026050 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000026050 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000026050 [Member] | U S Treasury securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000158662 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000158662 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158662 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158662 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158662 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000158662 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000158662 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000158662 [Member] | U S Treasury securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000158661 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000158661 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158661 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158661 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158661 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000158661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000158661 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000158661 [Member] | U S Treasury securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000158659 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000158659 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158659 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158659 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158659 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.10%
C000158659 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000158659 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000158659 [Member] | U S Treasury securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000158663 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000158663 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000158663 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000158663 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000158663 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000158663 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000158663 [Member] | U S Treasury securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000026063 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026063 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026063 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000026063 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000026063 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000026063 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000026063 [Member] | U S Treasury securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000026064 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026064 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026064 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000026064 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000026064 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000026064 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000026064 [Member] | U S Treasury securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000026082 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026082 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026082 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000026082 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026082 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000026082 [Member] | Bank Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000026082 [Member] | Variable Rate Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000026082 [Member] | Other Repurchase Agreements and Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000026082 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026082 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000026082 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%